Share Capital and Share Premium (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Nov. 25, 2010	Jul. 08, 2008	Mar. 28, 2006	Sep. 21, 2005
Disclosure of classes of share capital [abstract]
Number of shares, Shares outstanding	1,986,299
Number of shares, Issuance of shares	285,000
Number of shares, Shares outstanding	2,271,299
Share capital, Shares outstanding	$ 198
Share capital, Issuance of shares	29
Share capital, Shares outstanding	227
Share premium, Shares outstanding	6,686,169
Share premium, Issuance of shares	1,314,135
Share premium, Shares outstanding	$ 8,000,561
Number of shares, Authorized Common shares		150,000,000	10,000	50,000	50,000	10,000
Number of shares, Issue and fully paid common shares	2,271,299	1,986,299
Share capital, Authorized Common shares		$ 15,000
Share capital, Issue and fully paid common shares	$ 227	198
Share premium, Issue and fully paid common shares	$ 8,000,305	$ 6,686,170